Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit attributable to equity holders of the parent (US$m)	$ 2,718	$ 3,573	$ 1,660
Weighted average number of shares on issue for basic earnings per share (in shares)	1,895,437,383	1,895,703,924	1,896,498,169
Effect of dilution from contingently issuable shares (in shares)	17,983,754	16,221,362	14,444,802
Weighted average number of shares on issue adjusted for the effect of dilution (in shares)	1,913,421,137	1,911,925,286	1,910,942,971
Basic earnings per share (in USD per share)	$ 1.434	$ 1.885	$ 0.875
Diluted earnings per share (in USD per share)	$ 1.420	$ 1.869	$ 0.869